Supplementary Financial Statement Information (Details) - Schedule of financial income and expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$ 3,738	$ 1,061	$ 1,108
Interest expenses on loans and borrowings	6,863	6,376	6,891
Financial costs related to Debentures	6,546	5,632	5,479
Interest expenses attributed to IFRS 16	5,367	4,195
Bank charges, negative foreign exchange differences and other financial expenses	6,930	5,179	2,374
Financial expenses	29,444	22,443	15,852
Financial income:
Income from marketable securities and embedded derivative	204	747	832
Interest income from deposits, positive foreign exchange differences and other financial income	2,355	3,044	6,730
Financial income	2,559	3,791	7,562
Financial expenses, net	$ 26,885	$ 18,652	$ 8,290